GOODWILL AND INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 3 — GOODWILL AND INTANGIBLE ASSETS

Goodwill

As of June 30, 2022, the Company has a balance of $20,021,357 of goodwill on its condensed consolidated balance sheet arising from the prior acquisitions of 42West, The Door, Viewpoint, Shore Fire, Be Social and B/HI. All of the Company’s goodwill is related to the entertainment, publicity and marketing segment. There were no changes in the carrying value of goodwill during the three and six months ended June 30, 2022.

The Company evaluates goodwill in the fourth quarter or more frequently if management believes indicators of impairment exist. Such indicators could include but are not limited to (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. There were no triggering events noted during the three and six months period ended June 30, 2022 that would require the Company to reassess goodwill for impairment outside of its regular annual impairment test.

Intangible Assets

Finite-lived intangible assets consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets subject to amortization:
Customer relationships	$8,290,000	$5,314,182	$2,975,818	$8,290,000	$4,880,016	$3,409,984
Trademarks and trade names	4,490,000	2,037,417	2,452,583	4,490,000	1,797,917	2,692,083
Non-compete agreements	690,000	660,000	30,000	690,000	650,000	40,000
	$13,470,000	$8,011,599	$5,458,401	$13,470,000	$7,327,933	$6,142,067

Amortization expense associated with the Company’s intangible assets was $341,833 and $394,998 for the three months ended June 30, 2022 and 2021, respectively, and $683,666 and $789,996 for the six months ended June 30, 2022 and 2021, respectively.

Amortization expense related to intangible assets for the remainder of 2022 and thereafter is as follows:

2022	$683,666
2023	1,227,824
2024	991,715
2025	961,373
2026	934,001
Thereafter	659,824
Total	$5,458,401

NOTE 7 — GOODWILL AND INTANGIBLE ASSETS

As of December 31, 2021, the Company has a balance of $20,021,357 of goodwill on its consolidated balance sheet resulting from its acquisitions of 42West, The Door, Viewpoint, Shore Fire, Be Social and B/HI. All goodwill has been assigned to the entertainment publicity and marketing segment.

Goodwill

All of the Company’s goodwill is related to the entertainment, publicity and marketing segment. Changes in the carrying value of goodwill were as follows:

Balance as of December 31, 2019	$17,947,989
Measurement period adjustments(1)	45,371
Acquisitions(2)	1,634,496
Balance as of December 31, 2020	$19,627,856
Measurement period adjustments(3)	(77,094)
Acquisitions(4)	470,595
Balance as of December 31, 2021	$20,021,357

(1)	Measurement period adjustments recorded in connection with the Shore Fire and Be Social acquisitions.
(2)	Acquisition of Be Social in August 2020.
(3)	Measurement period adjustments recorded in connection with the Be Social and B/HI acquisitions.
(4)	Acquisition of B/HI in January 2021.

In 2020, the Company determined that the adverse effects of COVID-19 on certain of the industries in which it operates was an indicator of a possible impairment of goodwill. As such, during the first quarter of 2020, the Company updated its estimates and assumptions, and with the information available at the time of the assessment, performed an impairment test on the carrying value of its goodwill and determined that an impairment adjustment was not necessary. During the fourth quarters of 2021 and 2020, management performed a qualitative assessment and concluded that it is more likely than not that the fair value of the reporting unit was not less than its carrying amount. As a result, no impairment charges were recorded during the years ended December 31, 2021 or 2020.

Intangible Assets

Intangible assets consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets subject to amortization:
Customer relationships	$8,290,000	$4,880,016	$3,409,984	$8,130,000	$3,787,406	$4,342,594
Trademarks and trade names	4,490,000	1,797,917	2,692,083	4,440,000	1,330,535	3,109,465
Non-compete agreements	690,000	650,000	40,000	630,000	630,000	—
	$13,470,000	$7,327,933	$6,142,067	$13,200,000	$5,747,941	$7,452,059

The following table presents the changes in intangible assets for the years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$8,361,539
Intangible assets from Be Social acquisition	750,000
Amortization expense	(1,659,480)
Balance as of December 31, 2020	$7,452,059
Intangible assets from B/HI acquisition	270,000
Amortization expense	(1,579,992)
Balance as of December 31, 2021	$6,142,067

Amortization expense related to intangible assets for the next five years is as follows:

2022	$1,367,330
2023	1,227,824
2024	991,715
2025	961,373
2026	934,001
Thereafter	659,824
Total	$6,142,067